Additional Information to the Statements of Comprehensive Loss Items	9 Months Ended
Sep. 30, 2020
Additional Information To Statements Of Comprehensive Loss Items
Additional Information to the Statements of Comprehensive Loss Items

NOTE 5: ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS ITEMS

a.	Additional information on revenues:

Revenues reported in the financial statements for each group of similar products and services:

	Nine months ended September 30
	2020	2019
Revenues from lease	$10,241	$9,721
Revenues from sale	4,750	7,089

	$14,991	$16,809

Geographic information:

Revenues reported in the financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Nine months ended September 30
	2020	%	2019	%
U.S.	$13,300	89	$14,938	89
Europe	1,512	10	892	5
Israel	(4)	0	230	1
Other	183	1	749	5

	$14,991	100	$16,809	100

b.	Cost of revenues:

	Nine months ended September 30, 2020
	2020	2019
Cost of revenues—lease	$2,444	$2,218
Cost of revenues—sales	1,048	1,469

	$3,492	$3,687